CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 967,362		$ 243,809	$ 462,305	$ 466,458	$ 217,178	$ 1,774
Accounts receivable	878,183		1,565,114		952,378	542,210
Inventories	714,109		496,971		295,159	279,783
Prepayment to suppliers	465,854		279,229		297,720	306,969
Other current assets	93,803		32,107		228,192	49,705
Total Current Assets	3,119,311		2,617,230		2,239,907	1,395,845
Fixed assets, net	154,515	$ 142,137	163,001		185,984	38,620
Deposit	346,255		346,659		227,896	51,601
Intangible assets	88,503		63,831		63,831	63,831
Goodwill	3,717,931		3,057,003		3,057,003	2,444,558
Total Assets	7,426,515		6,247,724		5,774,621	3,994,455
Current Liabilities:
Accounts payable and accrued expenses	3,999,974		4,082,198		3,313,266	2,152,951
Short term borrowings	185,362		7,661		471,689	448,801
Advance from customers	663,707		795,431		44,035	40,951
Due to related parties	501,576		140,396		116,617	150,637
Taxes payable	205,219		99,584		241,021	159,478
Notes Payable current portion	132,005		49,397		353,747	526,257
Total Current Liabilities	5,687,843		5,174,667		4,540,375	4,298,997
Accrued retirement benefits	170,890		92,948		2,075	2,150
Notes payable long term	72,229		273,646		327,701	145,316
Other long term liabilities	190,634		129,748			0
Total Liabilities	6,121,596		5,671,009		4,870,151	4,446,463
Commitments (Note 8)
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock ($0.001 par value; 300,000,000 shares authorized); 163,713,902 and 158,948,604 shares issued and outstanding at June 30, 2016 and December 31, 2015	163,714		158,949		154,144	138,624
Additional paid-in capital	20,978,445		20,367,272		19,396,940	17,723,248
Accumulated other comprehensive income	1,426,750		1,251,120		507,974	511,229
Accumulated loss	(26,645,262)		(25,404,609)		(21,883,963)	(21,357,211)
Total Equity(Deficit) Leo Motors, Inc.	(4,076,353)		(3,627,268)		(1,824,905)	(2,984,110)
Non-controlling interest	5,381,272		4,203,983		2,729,375	2,532,102
Total Equity(Deficit)	1,304,919		576,715		904,470	(452,008)	$ (518,320)
Total Liabilities and Equity(Deficit)	$ 7,426,515		$ 6,247,724		$ 5,774,621	$ 3,994,455